Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [abstract]
Weighted average number of outstanding shares, basic loss per share (in shares)	78,958,563	63,378,911
Weighted average number of outstanding shares, diluted loss per share (in shares)	78,958,563	63,378,911
Net loss for the period	€ (48,468)	€ (52,370)
Basic loss per share (in euro per share)	€ (0.61)	€ (0.83)
Diluted loss per share (in euro per share)	€ (0.61)	€ (0.83)